RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 11, 2017	Jan. 01, 2016	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Rent expenses				$ 15,897	$ 12,158	$ 31,794	$ 24,335	$ 63,790	$ 58,769
Car Rental Agreement [Member]
Rent expenses				2,258	$ 2,250	4,516	$ 4,500	8,808	9,336
Mr. Zhixin Liu [Member]
Amount due to President				$ 109,136		$ 109,136		$ 129,874	$ 176,621
Mr. Zhixin Liu [Member] | Car Rental Agreement [Member]
Amount due to President		$ 753
Company's President, Zhixin		Dec. 31, 2018
Mr. Zhixin Liu [Member] | Apartment Rental Agreement [Member]
Company's President, Zhixin			Apr. 30, 2018
Rent expenses			$ 3,011
Harbin Jinfenglvyuan Biotechnology Co., Ltd [Member]
Purchased a used car	$ 3,011